Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 30, 2026	May 31, 2025	Jun. 01, 2024	Jun. 03, 2023	May 28, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(2)	Company TSR ($)	Peer Group TSR ($)(3)	Net Income (in millions) ($)(4)	Operating Earnings, As Adjusted (in millions) ($)(5)
2026	6,139,932	6,245,938	1,797,104	1,806,509	39.84	103.11	91.5	249.3
2025	6,429,976	1,924,926	1,914,612	532,569	39.87	95.99	(36.9)	234.9
2024	8,957,907	11,254,266	3,217,718	4,114,728	63.02	93.05	82.3	258.3
2023	5,835,567	(336,686)	1,696,974	577,205	31.57	65.34	42.1	245.3
2022	4,984,838	(1,966,393)	1,689,059	1,144,496	65.43	71.75	(27.1)	192.5

Company Selected Measure Name	Operating Earnings, As Adjusted*
Named Executive Officers, Footnote	The total compensation reported in the above table is for the following NEOs:

Fiscal Year	CEO	Other NEOs
2026	Andi R. Owen	Kevin J. Veltman | Jeffrey M. Stutz | John P. Michael | Debbie F. Propst | Megan C. Lyon
2025	Andi R. Owen	Jeffrey M. Stutz | Christopher M. Baldwin | John P. Michael | Debbie F. Propst
2024	Andi R. Owen	Jeffrey M. Stutz | Christopher M. Baldwin | John P. Michael | Debbie F. Propst
2023	Andi R. Owen	Jeffrey M. Stutz | Christopher M. Baldwin | John P. Michael | Debbie F. Propst
2022	Andi R. Owen	Jeffrey M. Stutz | Christopher M. Baldwin | John P. Michael | Debbie F. Propst

Peer Group Issuers, Footnote	Represented for each of the indicated fiscal years is the cumulative weighted TSR of our custom TSR peer group. The peer group for purposes of this table for each of 2026, 2025, 2024, 2023, and 2022 is the same as our peer group as set in the Fiscal 2026 Compensation Program - Long-Term Incentives section of the CD&A.
Changed Peer Group, Footnote	Represented for each of the indicated fiscal years is the cumulative weighted TSR of our custom TSR peer group. The peer group for purposes of this table for each of 2026, 2025, 2024, 2023, and 2022 is the same as our peer group as set in the Fiscal 2026 Compensation Program - Long-Term Incentives section of the CD&A.
PEO Total Compensation Amount	$ 6,139,932	$ 6,429,976	$ 8,957,907	$ 5,835,567	$ 4,984,838
PEO Actually Paid Compensation Amount	$ 6,245,938	1,924,926	11,254,266	(336,686)	(1,966,393)
Adjustment To PEO Compensation, Footnote

Fiscal Year	NEO Type	Summary Compensation Table Total ($)	Less: Reported Summary Compensation Table Value of Equity Awards ($)(a)	Plus: Equity Award Adjustments ($)(b)	Compensation Actually Paid ($)
2026	CEO	6,139,932	4,174,091	4,280,097	6,245,938
	Other NEOs	1,797,104	946,580	955,985	1,806,509
2025	CEO	6,429,976	4,617,726	112,676	1,924,926
	Other NEOs	1,914,612	1,070,846	(311,197)	532,569
2024	CEO	8,957,907	7,633,132	9,929,491	11,254,266
	Other NEOs	3,217,718	2,260,736	3,157,746	4,114,728
2023	CEO	5,835,567	4,294,328	(1,877,925)	(336,686)
	Other NEOs	1,696,974	758,188	(361,581)	577,205
2022	CEO	4,984,838	2,272,521	(4,678,710)	(1,966,393)
	Other NEOs	1,689,059	503,537	(41,026)	1,144,496

Fiscal Year	NEO Type	Year End Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value at Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2026	CEO	3,451,332	5,227	—	662,706	—	160,832	4,280,097
	Other NEOs	775,215	(14,736)	—	156,702		38,804	955,985
2025	CEO	3,623,782	(3,686,575)	—	54,924	—	120,545	112,676
	Other NEOs	986,038	(1,256,669)	—	(73,117)	—	32,551	(311,197)
2024	CEO	7,468,249	1,815,281	—	516,852	—	129,109	9,929,491
	Other NEOs	2,654,832	299,166	—	171,933	—	31,815	3,157,746
2023	CEO	1,139,605	(2,495,253)	—	(547,281)	—	25,004	(1,877,925)
	Other NEOs	202,126	(490,073)	—	(84,229)	—	10,595	(361,581)
2022	CEO	1,291,231	(5,265,971)	—	(726,187)	—	22,217	(4,678,710)
	Other NEOs	535,890	(663,576)	143,163	(69,635)	—	13,132	(41,026)

Non-PEO NEO Average Total Compensation Amount	$ 1,797,104	1,914,612	3,217,718	1,696,974	1,689,059
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,806,509	532,569	4,114,728	577,205	1,144,496
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	NEO Type	Summary Compensation Table Total ($)	Less: Reported Summary Compensation Table Value of Equity Awards ($)(a)	Plus: Equity Award Adjustments ($)(b)	Compensation Actually Paid ($)
2026	CEO	6,139,932	4,174,091	4,280,097	6,245,938
	Other NEOs	1,797,104	946,580	955,985	1,806,509
2025	CEO	6,429,976	4,617,726	112,676	1,924,926
	Other NEOs	1,914,612	1,070,846	(311,197)	532,569
2024	CEO	8,957,907	7,633,132	9,929,491	11,254,266
	Other NEOs	3,217,718	2,260,736	3,157,746	4,114,728
2023	CEO	5,835,567	4,294,328	(1,877,925)	(336,686)
	Other NEOs	1,696,974	758,188	(361,581)	577,205
2022	CEO	4,984,838	2,272,521	(4,678,710)	(1,966,393)
	Other NEOs	1,689,059	503,537	(41,026)	1,144,496

Fiscal Year	NEO Type	Year End Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value at Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2026	CEO	3,451,332	5,227	—	662,706	—	160,832	4,280,097
	Other NEOs	775,215	(14,736)	—	156,702		38,804	955,985
2025	CEO	3,623,782	(3,686,575)	—	54,924	—	120,545	112,676
	Other NEOs	986,038	(1,256,669)	—	(73,117)	—	32,551	(311,197)
2024	CEO	7,468,249	1,815,281	—	516,852	—	129,109	9,929,491
	Other NEOs	2,654,832	299,166	—	171,933	—	31,815	3,157,746
2023	CEO	1,139,605	(2,495,253)	—	(547,281)	—	25,004	(1,877,925)
	Other NEOs	202,126	(490,073)	—	(84,229)	—	10,595	(361,581)
2022	CEO	1,291,231	(5,265,971)	—	(726,187)	—	22,217	(4,678,710)
	Other NEOs	535,890	(663,576)	143,163	(69,635)	—	13,132	(41,026)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures
Operating Earnings, As Adjusted*
EBITDA, As Adjusted*
Revenue
Relative Total Shareholder Return (“rTSR”)

Total Shareholder Return Amount	$ 39.84	39.87	63.02	31.57	65.43
Peer Group Total Shareholder Return Amount	103.11	95.99	93.05	65.34	71.75
Net Income (Loss)	$ 91,500,000	$ (36,900,000)	$ 82,300,000	$ 42,100,000	$ (27,100,000)
Company Selected Measure Amount	249,300,000	234,900,000	258,300,000	245,300,000	192,500,000
PEO Name	Andi R. Owen	Andi R. Owen	Andi R. Owen	Andi R. Owen	Andi R. Owen
Additional 402(v) Disclosure	Amounts reported are based on total compensation reported in the Summary Compensation Table for our CEO and on average for our Other NEOs for the indicated covered fiscal years and adjusted as shown in the table below. The fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.Represents the total of the amounts reported in the Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable year.
Footnotes continued on next page
(b)The following table details the amounts deducted or added in calculating the equity award adjustments for our CEO, as well as the average for our other NEOs, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.
	Net income (loss) used within this table refers to “Net earnings (loss) attributable to MillerKnoll, Inc.” as presented in our Annual Report on Form 10-K Consolidated Statements of Comprehensive Income.
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Earnings, As Adjusted*
Non-GAAP Measure Description	In accordance with Item 402(v) of Regulation S-K, we determined Operating Earnings, As Adjusted by the Compensation Committee, to be our Company Selected Measure (“CSM”) that is the most important financial performance measure for fiscal 2026, used to link Compensation Actually Paid (“CAP”) to our NEOs because it is applied to our AIP. Operating Earnings, as Adjusted” represents the Company’s operating earnings, excluding certain items that are not considered reflective of ongoing operating performance, including acquisition and integration charges, amortization of purchased intangibles, restructuring expenses, impairment charges, and other special charges or gains. and plus or minus any adjustments approved by the Committee.
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA, As Adjusted*
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (“rTSR”)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,174,091)	$ (4,617,726)	$ (7,633,132)	$ (4,294,328)	$ (2,272,521)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,280,097	112,676	9,929,491	(1,877,925)	(4,678,710)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,451,332	3,623,782	7,468,249	1,139,605	1,291,231
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,227	(3,686,575)	1,815,281	(2,495,253)	(5,265,971)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	662,706	54,924	516,852	(547,281)	(726,187)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	160,832	120,545	129,109	25,004	22,217
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(946,580)	(1,070,846)	(2,260,736)	(758,188)	(503,537)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	955,985	(311,197)	3,157,746	(361,581)	(41,026)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	775,215	986,038	2,654,832	202,126	535,890
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,736)	(1,256,669)	299,166	(490,073)	(663,576)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	143,163
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,702	(73,117)	171,933	(84,229)	(69,635)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,804	$ 32,551	$ 31,815	$ 10,595	$ 13,132